Investments	12 Months Ended
Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Investments
4.	INVESTMENTS

Short-term Investments

As of December 31, 2013, all of the held-to-maturity investments were time deposits in commercial banks with a maturity of less than one year. The available-for-sale investments are debt securities with a maturity of less than one year purchased from commercial banks and other financial institutions as well as equity securities in a listed entity.

During the years ended December 31, 2011, 2012 and 2013, the Company recorded interest income from its short-term investments, of RMB149.35 million, RMB726.40 million and RMB1.07 billion (US$176.98 million) in the consolidated statements of comprehensive income, respectively.

Long-term Investments

The Company’s long-term investments consist of cost method investments, equity method investments and held-to-maturity investments with original and remaining maturities of greater than 12 months.

Cost method investments

The carrying amount of Company’s cost method investments was RMB269.42 million and RMB415.20 million (US$68.59 million) as of December 31, 2012 and 2013, respectively. The increase is primarily due to additional investments in 2013, in which the Company does not have significant influence.

Equity method investments

As of December 31, 2013, the Company holds several equity investments through its subsidiaries or VIEs, all of which were accounted for under the equity method since the Company can exercise significant influence but does not own a majority equity interest in or control them. These investments were not significant either individually or in aggregate. The carrying amount of Company’s equity method investments was RMB20.35 million and RMB219.58 million (US$36.27 million) as of December 31, 2012 and 2013, respectively.

The total impairment charges on long-term investments were RMB47.89 million, RMB169.18 million and RMB17.52 million (US$2.89 million) for the years ended December 31, 2011, 2012 and 2013, respectively.

Investments classified as held-to-maturity investments and available-for-sale investments as of December 31, 2012 and 2013 were as follows:

	As of December 31, 2012
	Amortized cost	Gross un- recognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Fair value

	RMB	RMB	RMB	RMB	RMB
	(In thousands)
Short-term investments:
Held-to-maturity investments
Fixed-rate investments	17,072,751	30,886	(17,385)		17,086,252
Available-for-sale investments
Fixed-rate debt investments	3,500,945			13,454	3,514,399
Adjustable-rate debt investments	17,073			—	17,073
Long-term investments:
Fixed-rate held-to-maturity investments	513,728	886	—		514,614

	As of December 31, 2013
	Amortized cost	Gross un- recognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Fair value	Fair value
	RMB	RMB	RMB	RMB	RMB	US$
	(In thousands)
Short-term investments:
Held-to-maturity investments
Fixed-rate investments	19,339,250	51,897	(21,080)		19,370,067	3,199,707
Available-for-sale investments
Fixed-rate debt investments	7,603,087			24,871	7,627,958	1,260,049
Adjustable-rate debt investments	514,433			—	514,433	84,978
Equity investment	604,878			648,242	1,253,120	207,001

Held-to-maturity investments are stated at amortized cost. Available-for-sale equity investment represents an investment in the equity securities of a publicly listed company. As the Company does not have significant influence over the investee, the investment was classified as available-for-sale and reported at fair value. The methodology used in the determination of fair values for held-to-maturity investments and available-for-sale investments were summarized in Note 21.